Treasury Shares - Additional Information (Detail) ¥ in Millions		Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares		Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares		Dec. 31, 2021 CNY (¥)
Statements [Line Items]
Stock repurchase program, Number of shares authorized, Value | ¥								¥ 1,000
Stock repurchase program, Number of shares repurchased, Value | ¥						¥ 83
Exercise of share-based payment, Shares	[1]	880,276
Par value per share | $ / shares		$ 0.00001
Ordinary shares [member]
Statements [Line Items]
Stock repurchase program, Number of shares repurchased						1,400,000
Treasury shares [member]
Statements [Line Items]
Exercise of share-based payment, Shares		880,276	325,202	[1]		3,223,040	[1]
Par value per share | $ / shares		$ 0.00001	$ 0.00001		$ 0.00001

[1]	For the years ended December 31, 2022, 2023 and 2024, the number of treasury shares of 3,223,040, 325,202 and 880,276 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively.